19. Information on related parties	12 Months Ended
Dec. 31, 2019
Information On Related Parties
Information on related parties

The following table provides the transactions performed for the years ended December 31, 2019, 2018 and 2017, and the accounts payable to/receivable from related parties as of December 31, 2019 and 2018:

		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2019	473	-	269	-
	12-31-2018	342	-	1,288	-
	12-31-2017	409	-	43	-

Distribuidora de Gas Cuyana S.A.	12-31-2019	-	433,743	-	19,296
	12-31-2018	-	361,997	-	37,817
	12-31-2017	-	106,280	-	16,469

Energía Sudamericana S.A.	12-31-2019	-	-	-	548
	12-31-2018	-	-	-	-
	12-31-2017	-	-	591	4,380

Transportadora de Gas del Mercosur S.A.	12-31-2019	-	-	-	-
	12-31-2018	11,764	-	36	-
	12-31-2017	7,427	-	39,167	-

Related companies:

RMPE Asociados S.A.	12-31-2019	178	359,281	-	-
	12-31-2018	274	245,970	-	-
	12-31-2017	311	218,840	-	-

Coyserv S.A.	12-31-2019	-	30,937	547	150
	12-31-2018	-	-	-	-
	12-31-2017	-	-	-	-
Total	12-31-2019	651	823,961	816	19,994
	12-31-2018	12,380	607,967	1,324	37,817
	12-31-2017	8,147	325,120	39,801	20,849

Terms and conditions of transactions with related parties

Balances at the related reporting period-ends are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

For the years ended December 31, 2019, 2018 and 2017, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken at the end of each reporting period by examining the financial position of the related party and the market in which the related party operates.